CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Metal Commodity Derivative
CAPITAL AND FINANCIAL RISK MANAGEMENT
Notional amount	$ 0
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Positive (negative) impact on Income before Income and Mining Taxes and on Equity assumptions of sensitivity analysis	$ 0
10.0% strengthening in U.S. Dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% weakening in U.S. Dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on Income before Income and Mining Taxes and on Equity assumptions of sensitivity analysis	$ (8,048)
10.0% weakening in U.S. Dollar | Australian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on Income before Income and Mining Taxes and on Equity assumptions of sensitivity analysis	(3,316)
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on Income before Income and Mining Taxes and on Equity assumptions of sensitivity analysis	(11,712)
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Positive (negative) impact on Income before Income and Mining Taxes and on Equity assumptions of sensitivity analysis	$ 3,267